Label	Element	Value
HARTFORD HIGH YIELD HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

June 18, 2020

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES EACH DATED MAY 1, 2020:

Hartford Global Growth HLS Fund SUMMARY PROSPECTUS

Hartford Growth Opportunities HLS Fund SUMMARY PROSPECTUS

Hartford High Yield HLS Fund SUMMARY PROSPECTUS

Hartford MidCap Growth HLS Fund SUMMARY PROSPECTUS

Hartford MidCap Value HLS Fund SUMMARY PROSPECTUS

Hartford U.S. Government Securities HLS Fund SUMMARY PROSPECTUS

Hartford Value HLS Fund SUMMARY PROSPECTUS

AND

HARTFORD HLS FUNDS PROSPECTUS

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

(1)	At a meeting held on June 16-17, 2020, the Boards of Directors (the “Board”) of Hartford Series Fund, Inc. (“HSF”) and Hartford HLS Series Fund II, Inc. (“HLS II”) approved an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization of each Acquired Fund identified below (each an “Acquired Fund”) into the corresponding Acquiring Fund identified below (each an “Acquiring Fund”) (each a “Reorganization” and collectively, the “Reorganizations”). Each Reorganization is expected to close after the close of business on or about the dates set forth below (each a “Closing Date”).

Acquired Fund and Share Class	Corresponding Acquiring Fund and Share Class	Closing Date
Hartford Global Growth HLS Fund Class IA Class IB	Hartford Disciplined Equity HLS Fund Class IA Class IB	September 18, 2020
Hartford Growth Opportunities HLS Fund Class IA Class IB Class IC	Hartford Disciplined Equity HLS Fund Class IA Class IB Class IC*	September 18, 2020
Hartford MidCap Growth HLS Fund Class IA Class IB	Hartford MidCap HLS Fund Class IA Class IB	September 18, 2020
Hartford MidCap Value HLS Fund Class IA Class IB	Hartford MidCap HLS Fund Class IA Class IB	September 18, 2020
Hartford Value HLS Fund Class IA Class IB	Hartford Dividend and Growth HLS Fund Class IA Class IB	September 18, 2020
Hartford High Yield HLS Fund Class IA Class IB	Hartford Total Return Bond HLS Fund Class IA Class IB	September 25, 2020
Hartford U.S. Government Securities HLS Fund Class IA Class IB	Hartford Ultrashort Bond HLS Fund Class IA Class IB	September 25, 2020

* Subject to registration of such class of shares with the Securities and Exchange Commission, Class IC shares of the Hartford Disciplined Equity HLS Fund will commence operations upon the closing of the Reorganization.

Each Reorganization contemplates: (1) the transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund as of the close of business on the Closing Date; (2) the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the corresponding Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund will receive shares of the corresponding Acquiring Fund of the same class, and in equal value to, the shares of the Acquired Fund held by that shareholder as of the close of business on the Closing Date. Each Reorganization does not require shareholder approval. References below to a combined Fund refer to an Acquiring Fund following the completion of the applicable Reorganization(s).

With respect to each Reorganization, it is anticipated that, immediately following the Reorganization, shareholders of the combined Fund will incur lower actual management fees (i.e., the management fee rate payable calculated based on a fund’s asset level) than the shareholders of the corresponding Acquired Fund immediately prior to the Reorganization. With respect to each Reorganization, the total annual operating expense ratio of each class of the combined Fund immediately after the Reorganization is expected to be lower than the total annual operating expense ratio of the corresponding class of the corresponding Acquired Fund immediately prior to the Reorganization.

Shares of the Acquired Funds are offered only through variable annuity and variable life products and qualified plans. Because these products allow tax-free treatment for transactions within such products, shareholders of the Acquired Funds are not expected to recognize any gain or loss for federal income tax purposes on the exchange of shares of an Acquired Fund for shares of the corresponding Acquiring Fund. Please consult your financial professional or tax advisor for information regarding the tax consequences, if any, applicable to your investment.

A combined information statement/prospectus providing further information regarding the Reorganizations will be provided to shareholders of the Acquired Funds prior to the Reorganizations, which is expected to be mailed in July/August 2020.

Each Acquired Fund plans on engaging in transition management techniques, including selling portfolio investments, prior to the Reorganization. During this time, an Acquired Fund may not pursue its investment objective and principal investment strategy.

Existing shareholders of an Acquired Fund are permitted to purchase additional shares of the Acquired Fund until the Closing Date, but any purchase request that cannot be settled prior to the Closing Date will be deemed to be, and will be processed as, a purchase request for shares of the corresponding Acquiring Fund.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any funds.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD HIGH YIELD HLS FUND